Equity - contributed equity	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Equity - contributed equity
Note 22. Equity - contributed equity

	2024	2023	2022	2024	2023	2022
	Shares	Shares	Shares	A$‘000	A$‘000	A$‘000

Ordinary shares - fully paid	332,850,784	228,029,114	138,755,376	101,638	97,452	84,480

Movements in ordinary share capital

Details	Date	Shares	Issue price	A$

Balance	1 July 2021	132,012,209		80,290,062
Issued on conversion of options	15 December 2021	25,000	$0.668	16,700
Conversion of Triaxial Convertible Note	5 May 2022	1,855,357	$0.25	464,000
ATM issue of shares No. 1	24 May 2022	10,000	$0.826	8,256
ATM issue of shares No. 2	2 June 2022	10,000	$0.802	8,025
ATM issue of shares No. 3	6 June 2022	88,710	$0.837	74,258
ATM issue of shares No. 4	9 June 2022	603,500	$0.84	507,035
ATM issue of shares No. 5	14 June 2022	75,940	$0.824	62,583
ATM issue of shares No. 6	15 June 2022	2,000	$0.83	1,661
ATM issue of shares No. 7	20 June 2022	4,072,660	$0.869	3,540,403
Less: share issue transaction costs		—	$—	(492,735)

Balance	30 June 2022	138,755,376		84,480,249

Balance	1 July 2022	138,755,376		84,480,249
ATM issue of shares No. 8	7 July 2022	573,370	$0.7102	407,201
ATM issue of shares No. 9	8 August 2022	8,561,490	$0.3316	2,839,346
ATM issue of shares No. 10	9 August 2022	10,000	$0.2723	2,723
ATM issue of shares No. 11	10 August 2022	158,020	$0.2465	38,949
ATM issue of shares No. 12	11 August 2022	330,960	$0.2413	79,868
ATM issue of shares No. 13	12 August 2022	1,247,440	$0.2469	308,050
ATM issue of shares No. 14	12 September 2022	651,030	$0.2211	143,964
ATM issue of shares No. 15	13 September 2022	28,350	$0.2187	6,200
Shares issued to Scientific Advisory Board	14 September 2022	60,000	$0.21	12,600
ATM issue of shares No. 16	7 October 2022	736,760	$0.1789	131,797
ATM issue of shares No. 17	28 October 2022	12,296,180	$0.1865	2,293,288
ATM issue of shares No. 18	11 January 2023	20,000	$0.138	2,761
Professional and sophisticated investors placement - 1st tranche	16 January 2023	25,387,018	$0.11	2,792,572
Professional and sophisticated investors placement - 2nd tranche	28 February 2023	15,522,075	$0.11	1,707,428
Share Placement Plan	3 March 2023	23,691,045	$0.11	2,606,000
Less: share issue transaction costs				(400,750)

Balance	30 June 2023	228,029,114		97,452,246

Balance	01 July 2023	228,029,114		97,452,246
ATM issue of shares No. 19	06 July 2023	8,148,140	$0.19	1,512,523
ATM issue of shares No. 20	07 July 2023	157,120	$0.16	25,877
ATM issue of shares No. 21	03 August 2023	15,000	$0.17	2,519

ATM issue of shares No. 22	29 November 2023	1,066,070	$0.10	107,268
Registered Direct Offering	05 December 2023	26,200,000	$—	—
ATM issue of shares No. 23	13 February 2024	25,910	$0.0466	1,207
ATM issue of shares No. 24	14 February 2024	319,650	$0.0464	14,834
ATM issue of shares No. 25	15 February 2024	2,195,980	$0.0468	102,825
ATM issue of shares No. 26	16 February 2024	205,260	$0.0614	12,597
Armistice warrants	21 February 2024	18,244,450	$0.0450	892,655
ATM issue of shares No. 27	21 February 2024	8,626,580	$0.0595	513,584
ATM issue of shares No. 28	22 February 2024	316,540	$0.0461	14,584
ATM issue of shares No. 29	2 3 February 2024	304,860	$0.0464	14,147
ATM issue of shares No. 30	26 February 2024	250,000	$0.0460	11,502
ATM issue of shares No. 31	01 May 2024	2,112,560	$0.0478	100,961
ATM issue of shares No. 32	02 May 2024	375,410	$0.0457	17,147
ATM issue of shares No. 33	03 May 2024	288,900	$0.0469	13,544
ATM issue of shares No. 34	07 May 2024	790,100	$0.0456	36,024
ATM issue of shares No. 35	10 May 2024	20,000	$0.0455	910
ATM issue of shares No. 36	16 May 2024	242,170	$0.0450	10,891
Repayment of promissory note	19 June 2024	5,916,970	$0.0643	380,223
Equity line of credit	24 June 2024	29,000,000	$0.0268	776,264
Less: share issue transaction costs				(376,573)

Balance	30 June 2024	332,850,784		101,637,758

For
 the year ended 30 June 2024, Kazia issued 2,620,000 ADSs to an institutional investor (issued at US$0.45) under a securities purchase agreement (the “Securities Purchase Agreement”). As part of the Securities Purchase Agreement
,
the investor purchased 1,824,445
pre-funded
warrants (purchased for US$0.44 with an exercise price of US$0.01) and 4,444,445 free attaching warrants (with an exercise price of US$0.583). The gross proceeds received for this placement was US$1,981,756 (translated into A$3,020,315
) before transaction costs of A$382,463.
The warrants issued were determined to be a derivative financial liability and the accounting standards require that the proceeds received are first applied to the fair value of any derivative liability issued and that equity then represents the residual value in the transaction. The fair value of the warrants at issue date were determined to equal US$1,981,756 resulting in no residual equity value. Hence the equity reconciliation above shows the 26,200,000 shares issued but attributes no dollar value to the issue.
In February 2024, Armistice Capital exercised 1,824,445 prefunded warrants for a cash price of US$18,244
(translated into A$27,901)
and 18,244,450 ordinary shares were issued.
On 17 May 2024, the terms of the Securities Purchase Agreement were amended. in which the exercise price for the previously issued warrants was reduced to US$0.27 per ADS, and new warrants were issued to purchase up to 1,100,000 ADSs, with an exercise price of $0.27 per ADS. The original transaction resulted in the entire consideration being allocated to the derivative liability and all transaction fees associated with the transaction were expensed immediately. As such, the modification was directly adjusted through profit and loss along with any movement in the fair value of the derivative. The initial fair value of the newly issued warrants was A$232,488 and recorded as a derivative liability.
On 19 April 2024, Kazia entered into a purchase agreement (the “Purchase Agreement”) with Alumni Capital LP (“Alumni Capital”). Pursuant to the Purchase Agreement, the Company may sell to Alumni Capital up to an aggregate of $15,000,000, of ADSs from time to time during
the term of the Purchase Agreement. During the fiscal year ended 30 June 2024, Kazia sold an aggregate amount of A$776,264 of ADSs under the Purchase Agreement.

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the
C
ompany in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the
C
ompany does not have a limited amount of authorized capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The Consolidated Entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.
Capital is regarded as total equity, as recognized in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
The capital structure of the Consolidated Entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the Consolidated Entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.
The capital risk management policy remains unchanged from the prior year.